UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8644

Variable Insurance Funds
(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, Ohio		43219
(Address of principal executive offices)		(Zip code)

BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant's telephone number, including area code:		614-470-8000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

Item 1. Schedule of Investments.

Fifth Third Quality Growth VIP Fund

Schedule of Portfolio Investments

March 31, 2006

(Unaudited)

	Shares	Value
Common Stocks (97.9%)
Accenture Ltd., Class A	10,100	$303,707
ACE Ltd.	7,200	374,472
ADC Telecommunications, Inc. *	5,714	146,221
Advanced Micro Devices, Inc. *	7,400	245,384
Alcon, Inc.	2,200	229,372
Amgen, Inc. *	8,600	625,650
Applied Materials, Inc.	22,300	390,473
Autodesk, Inc. *	5,100	196,452
Baker Hughes, Inc.	1,900	129,960
Bank of America Corp.	6,000	273,240
Best Buy Co., Inc.	10,200	570,486
BJ Services Co.	11,000	380,600
Capital One Financial Corp.	5,800	467,016
Caremark Rx, Inc. *	10,300	506,554
Cerner Corp. *	4,400	208,780
Cintas Corp.	4,400	187,528
Cisco Systems, Inc. *	27,200	589,425
Coach, Inc. *	12,100	418,418
Corning, Inc. *	13,800	371,358
CVS Corp.	21,400	639,218
Danaher Corp.	4,000	254,200
EMC Corp. *	46,800	637,884
Exxon Mobil Corp.	400	24,344
First Data Corp.	8,200	383,924
Freescale Semiconductor, Inc., Class A *	9,600	266,976
General Electric Corp.	7,200	250,416
Genzyme Corp. *	4,100	275,602
Gilead Sciences, Inc. *	5,300	329,766
Henry Schein, Inc. *	7,800	373,308
Home Depot, Inc.	8,900	376,470
ITT Industries, Inc.	6,200	348,564
KLA-Tencor Corp.	6,800	328,848
L-3 Communications Holdings, Inc.	2,300	197,317
Lowe’s Cos., Inc.	3,700	238,428
Marriott International, Inc., Class A	8,000	548,800
Merrill Lynch & Co., Inc.	3,000	236,280
Microsoft Corp.	7,200	195,912
Morgan Stanley	2,200	138,204
Motorola, Inc.	19,400	444,454
National-Oilwell Varco, Inc. *	6,690	428,963
Nordstrom, Inc.	4,600	180,228
Northern Trust Corp.	1,900	99,750
PepsiCo, Inc.	2,700	156,033
Pharmaceutical Product Development, Inc.	13,200	456,852
Procter & Gamble Co.	6,700	386,054
QUALCOMM, Inc.	10,600	536,466
Red Hat, Inc. *	7,000	195,860
Robert Half International, Inc.	8,100	312,741
Rockwell Automation, Inc.	5,500	395,505
Station Casinos, Inc.	7,500	595,275
T. Rowe Price Group, Inc.	2,500	195,525

Teleflex, Inc.	1,500	107,445
Teva Pharmaceutical Industries, Ltd., ADR	9,300	382,974
Texas Instruments, Inc.	14,300	464,321
Vertex Pharmaceuticals, Inc. *	2,600	95,134
WellPoint, Inc. *	6,601	511,115
Wm. Wrigley Jr. Co.	3,700	236,800
Yahoo, Inc. *	4,900	158,074
Total Common Stocks		18,999,126

Money Markets (1.0%)
Dreyfus Cash Management Money Market Fund	99,996	99,996
Federated Prime Value Obligations Money Market Fund	100,069	100,069
Total Money Markets		200,065

Total (Cost $16,571,723) (a) - 98.9%		$19,199,191

Percentages indicated are based on net assets as of March 31, 2006.

See notes to schedules of portfolio investments.

Fifth Third Balanced VIP Fund

Schedule of Portfolio Investments

March 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (60.5%)
Abbott Laboratories	185	$7,857
Air Products and Chemicals, Inc.	517	34,737
American International Group, Inc.	900	59,480
Analog Devices, Inc.	830	31,781
AT&T, Inc.	1,153	31,177
Automatic Data Processing, Inc.	754	34,442
Bank of New York Co., Inc.	1,168	42,095
Becton, Dickinson & Co.	204	12,562
Cisco Systems, Inc. *	1,896	41,086
Citigroup, Inc.	456	21,541
Coca-Cola Co.	878	36,762
ConocoPhillips	192	12,125
Ecolab, Inc.	555	21,201
Emerson Electric Corp.	562	47,000
Exxon Mobil Corp.	706	42,967
FPL Group, Inc.	451	18,103
General Electric Corp.	1,091	37,945
Genworth Financial, Inc., Class A	730	24,404
Honeywell International, Inc.	498	21,299
J.P. Morgan Chase & Co.	1,178	49,052
Jacobs Engineering Group, Inc. *	278	24,114
Maxim Integrated Products, Inc.	326	12,111
McDonald’s Corp.	1,190	40,888
Medco Health Solutions, Inc. *	615	35,189
Microsoft Corp.	1,203	32,734
Mylan Laboratories, Inc.	1,394	32,620
Noble Corp.	189	15,328
Omnicom Group, Inc.	298	24,809
PepsiCo, Inc.	405	23,405
Praxair, Inc.	491	27,079
Procter & Gamble Co.	582	33,535
Prudential Financial, Inc.	376	28,505
QUALCOMM, Inc.	513	25,963
Schlumberger, Ltd.	158	19,998
Southwest Airlines Co.	1,520	27,345
Target Corp.	793	41,245
Teva Pharmaceutical Industries, Ltd., ADR	753	31,009
United Technologies Corp.	339	19,652
Walgreen Co.	331	14,276
Weatherford International, Ltd. *	533	24,385
Wells Fargo & Co.	799	51,032
Williams-Sonoma, Inc. *	301	12,762
Total Common Stocks		1,225,600

U.S. Government Agencies (28.9%)
Fannie Mae (11.4%)
3.13%, 7/15/06	25,000	24,867
5.75%, 2/15/08	30,000	30,352
6.63%, 9/15/09	25,000	26,153
6.63%, 11/15/10	50,000	52,974
5.50%, 3/15/11	25,000	25,357

4.13%, 4/15/14	50,000	46,601
7.25%, 5/15/30	20,000	25,113
		231,417

Federal Home Loan Bank (6.0%)
2.88%, 9/15/06	50,000	49,516
4.63%, 2/15/12	25,000	24,306
3.88%, 6/14/13	25,000	23,050
5.25%, 6/18/14	25,000	25,048
		121,920

Freddie Mac (11.5%)
2.88%, 5/15/07	50,000	48,787
2.75%, 3/15/08	35,000	33,502
3.63%, 9/15/08	50,000	48,374
3.38%, 4/15/09	50,000	47,722
6.00%, 6/15/11	30,000	31,142
5.13%, 7/15/12	25,000	24,921
		234,448
Total U.S. Government Agencies		587,785

U.S. Treasury Obligations (8.1%)
U.S. Treasury Bonds (1.9%)
6.13%, 11/15/27	20,000	22,769
5.38%, 2/15/31	15,000	15,790
		38,559

U.S. Treasury Notes (6.2%)
3.00%, 2/15/08	50,000	48,365
4.50%, 2/15/16	80,000	77,806
		126,171
Total U.S. Treasury Obligations		164,730

Money Markets (3.0%)
Dreyfus Cash Management Money Market Fund	31,529	31,529
Federated Prime Value Obligations Money Market Fund	30,386	30,386
Total Money Markets		61,915

Total (Cost $1,862,959) (a) - 100.5%		$2,040,030

Percentages indicated are based on net assets as of March 31, 2006.

See notes to schedule of portfolio investments.

Fifth Third Mid Cap VIP Fund

Schedule of Portfolio Investments

March 31, 2006

(Unaudited)

	Shares	Value
Common Stocks (97.6%)
Advance Auto Parts, Inc.	5,850	$243,594
Advanced Micro Devices, Inc. *	4,487	148,789
Akamai Technologies, Inc. *	7,600	249,964
Allegheny Technologies, Inc.	5,200	318,136
Alliance Data Systems Corp. *	7,600	355,452
Altera Corp. *	7,300	150,672
Amdocs Ltd. *	8,200	295,692
American Capital Strategies Ltd.	5,250	184,590
American Medical Systems Holdings, Inc. *	17,100	384,749
Analog Devices, Inc.	4,300	164,647
Autodesk, Inc. *	6,600	254,232
Biomet, Inc.	2,700	95,904
C.H. Robinson Worldwide, Inc.	5,600	274,904
C.R. Bard, Inc.	2,200	149,182
CACI International, Inc., Class A *	3,200	210,400
Caremark Rx, Inc. *	4,450	218,851
Carters, Inc. *	3,900	263,211
CNET Networks, Inc. *	11,300	160,573
Coach, Inc. *	6,850	236,873
Cognizant Technology Solutions Corp. *	5,000	297,450
Community Health Systems, Inc. *	5,000	180,750
Comverse Technology, Inc. *	7,275	171,181
Corporate Executive Board Co.	2,650	267,385
Covance, Inc. *	6,900	405,375
Coventry Health Care, Inc. *	3,200	172,736
Cytyc Corp. *	12,300	346,614
D. R. Horton, Inc.	5,500	182,710
Fastenal Co.	4,300	203,562
Fisher Scientific International, Inc. *	4,250	289,213
GEN-Probe, Inc. *	4,200	231,504
Getty Images, Inc. *	1,400	104,832
Gilead Sciences, Inc. *	3,200	199,104
GlobalSantaFe Corp.	7,000	425,250
Herbalife Ltd. *	5,000	168,850
IDEX Corp.	5,500	286,935
ITT Industries, Inc.	1,800	101,196
Jabil Circuit, Inc. *	7,800	334,308
Joy Global, Inc.	7,875	470,689
Laureate Education, Inc. *	5,100	272,238
Manpower, Inc.	4,600	263,028
Marriott International, Inc., Class A	3,400	233,240
Maxim Integrated Products, Inc.	6,100	226,615
Michael’s Stores, Inc.	6,600	248,028
Microchip Technology, Inc.	8,840	320,892
MICROS Systems, Inc. *	6,200	285,634
Nabors Industries Ltd. *	4,800	343,584
National-Oilwell Varco, Inc. *	5,400	346,248
Network Appliance, Inc. *	8,500	306,255
NII Holdings, Inc. *	7,100	418,687
Novellus Systems, Inc. *	6,200	148,800
NVIDIA Corp. *	3,400	194,684

Polo Ralph Lauren Corp.	4,100	248,501
Precision Castparts Corp.	4,400	261,360
ProAssurance Corp. *	4,600	239,200
Respironics, Inc. *	8,000	311,280
Scientific Games Corp., Class A *	8,700	305,631
Seagate Technology	13,700	360,721
Starwood Hotels & Resorts Worldwide, Inc.	4,200	284,466
Station Casinos, Inc.	3,900	309,543
Stericycle, Inc. *	3,904	263,988
T. Rowe Price Group, Inc.	4,500	351,945
TCF Financial Corp.	3,600	92,700
Thermo Electron Corp. *	8,400	311,556
Triad Hospitals, Inc. *	3,100	129,890
Ultra Petroleum Corp. *	6,100	380,091
Urban Outfitters, Inc. *	7,200	176,688
VeriSign, Inc. *	6,000	143,940
WESCO International, Inc. *	7,300	496,473
Williams-Sonoma, Inc. *	5,200	220,480
XTO Energy, Inc.	6,500	283,205
Total Common Stocks		17,979,650

Money Markets (4.2%)
Dreyfus Cash Management Money Market Fund	387,636	387,636
Federated Prime Value Obligations Money Market Fund	382,235	382,235
Total Money Markets		769,871

Total (Cost $13,897,211) (a) - 101.8%		$18,749,521

Percentages indicated are based on net assets as of March 31, 2006.

See notes to schedules of portfolio investments.

Fifth Third Disciplined Value VIP Fund

Schedule of Portfolio Investments

March 31, 2006

(Unaudited)

	Shares	Value
Common Stocks (92.9%)
Abbott Laboratories	11,500	$488,405
Alltel Corp.	3,000	194,250
American International Group, Inc.	5,900	389,931
Anadarko Petroleum Corp.	1,900	191,919
Applied Materials, Inc.	6,200	108,562
Bank of America Corp.	10,700	487,278
Bank of New York Co., Inc.	16,500	594,660
Carnival Corp.	6,200	293,694
Caterpillar, Inc.	3,050	219,021
Chevron Corp.	8,900	515,933
CIT Group, Inc.	8,300	444,216
Coca-Cola Co.	4,800	200,976
ConocoPhillips	9,700	612,555
CVS Corp.	7,700	229,999
Deere & Co.	2,700	213,435
Dow Chemical Co.	9,975	404,985
Duke Energy Corp.	2,900	84,535
Edison International	4,300	177,074
Endo Pharmaceuticals Holdings, Inc. *	6,200	203,422
Exelon Corp.	3,600	190,440
Federated Department Stores, Inc.	1,635	119,355
FirstEnergy Corp.	4,200	205,380
Fortune Brands, Inc.	2,200	177,386
General Dynamics Corp.	4,900	313,502
General Electric Corp.	8,100	281,718
H.J. Heinz Co.	9,700	367,824
Hartford Financial Services Group, Inc.	7,200	579,960
Health Management Associates, Inc.,	9,300	200,601
Class A
Hewlett-Packard Co.	7,575	249,218
Honda Motor Co., Ltd.	15,100	467,496
Honeywell International, Inc.	13,050	558,149
IBM Corp.	3,525	290,706
J.P. Morgan Chase & Co.	14,675	611,067
Kellogg Co.	6,900	303,876
KeyCorp	11,550	425,040
Laboratory Corp. of America Holdings *	3,000	175,440
Lubrizol Corp.	7,800	334,230
Marathon Oil Corp.	10,900	830,252
Masco Corp.	5,250	170,573
McDonald’s Corp.	11,700	402,012
Merrill Lynch & Co., Inc.	8,475	667,491
MetLife, Inc.	15,500	749,735
Molson Coors Brewing Co., Class B	7,100	487,202
National City Corp.	8,150	284,435
Novartis AG ADR	3,300	182,952
Parker Hannifin Corp.	4,600	370,806
Pfizer, Inc.	23,600	588,112
Questar Corp.	1,500	105,075
R.R. Donnelley & Sons Co.	6,000	196,320
Royal Dutch Shell PLC ADR, A	8,400	522,984

Shares
Safeway, Inc.	10,600	266,272
Sprint Nextel Corp.	8,800	227,392
SunTrust Banks, Inc.	9,275	674,849
The Black & Decker Corp.	1,900	165,091
The Walt Disney Co.	8,200	228,698
United Technologies Corp.	9,200	533,324
Valero Energy	5,600	334,768
Verizon Communications, Inc.	8,875	302,283
Weyerhaeuser Co.	3,400	246,262
Total Common Stocks		20,443,126

Money Markets (7.1%)
Dreyfus Cash Management Money Market Fund	792,704	792,704
Federated Prime Value Obligations Money Market Fund	779,699	779,699
Total Money Markets		1,572,403

Total (Cost $18,318,585) (a) - 100.0%		$22,015,529

Percentages indicated are based on net assets as of March 31, 2006.

See notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments

March 31, 2006 (Unaudited)

*	Non-income producing security.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is substantially the same.

ADR —	American Depositary Receipt
PLC —	Public Liability Company

The cost basis of investments for federal income tax purposes at March 31, 2006 was as follows:

	Cost of Investments	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation
Quality Growth VIP Fund	$16,571,723	$2,627,468	$2,942,995	$(315,527)
Balanced VIP Fund	1,862,959	177,071	195,345	(18,274)
Mid Cap VIP Fund	13,897,211	4,852,310	5,033,225	(180,915)
Disciplined Value VIP Fund	18,328,157	3,687,372	3,907,116	(219,744)

The investment concentrations for the Funds as a percentage of net assets, by industry, as of March 31, 2006, were as follows:

	Quality Growth VIP Fund	Balanced VIP Fund	Mid Cap VIP Fund	Disciplined Value VIP Fund
Advertising	—	1.2%	0.6%	—
Aerospace/Defense	1.0%	1.0%	—	3.8%
Airlines	—	1.3%	—	—
Apparel	2.2%	—	4.1%	—
Auto Manufacturers	—	—	—	2.1%
Banks	1.9%	4.6%	0.5%	11.2%
Beverages	0.8%	3.0%	—	3.1%
Biotechnology	5.1%	—	—	—
Building Materials	—	—	—	0.8%
Cash Equivalents	1.0%	3.0%	4.2%	7.1%
Chemicals	—	4.1%		3.4%
Commercial Services	5.5%	—	6.3%	0.9%
Computers	3.3%	—	6.4%	2.5%
Cosmetics/Personal Care	2.0%	1.7%	—	—
Distribution/Wholesale	—	—	3.8%	—
Diversified Financial Services	5.3%	3.5%	1.9%	7.8%
Electric	—	0.9%	—	3.0%
Electrical Components & Equipment	—	2.3%	—	—
Electronics	—	—	5.1%	1.7%
Engineering & Construction	—	1.2%	—	—
Entertainment	—	—	1.7%	—
Environmental Control	—	—	1.4%	—
Food	1.2%	—	—	4.3%
Forest Products & Paper	—	—	—	1.1%
Hand/Machine Tools	—	—	—	0.7%
Healthcare-Products	3.1%	0.6%	8.2%	—
Healthcare-Services	3.7%	—	4.8%	1.7%
Home Builders	—	—	1.0%	—
Household Products/Wares	—	—	—	0.8%
Insurance	1.9%	5.5%	1.3%	7.8%
Internet	0.8%	—	3.0%	—
Investment Companies	—	—	1.0%	—
Iron/Steel	—	—	1.7%	—
Leisure Time	—	—	—	1.3%
Lodging	5.9%	—	4.5%	—
Machinery-Construction & Mining	—	—	4.1%	1.0%
Machinery-Diversified	2.0%	—	—	1.0%
Media	—	—	—	1.0%
Metal Fabricate/Hardware	—	—	1.4%	—
Miscellaneous Manufacturing	5.0%	2.9%	0.5%	3.8%
Oil & Gas	0.1%	3.5%	7.8%	13.8%
Oil & Gas Services	4.8%	2.2%	1.9%	—
Pharmaceuticals	6.3%	5.3%	3.2%	6.6%
Pipelines	—	—	—	0.5%
Retail	10.4%	5.4%	4.8%	3.4%
Semiconductors	8.7%	2.2%	7.4%	0.5%
Software	5.0%	3.3%	2.9%	—
Sovereign	—	37.0%	—	—
Telecommunications	10.9%	4.8%	4.8%	3.3%
Textiles	1.0%	—	—	—
Transportation	—	—	1.5%	—

^ Amount less than 0.05%.

Fifth Third Variable Insurance Funds

Notes to Schedules of Portfolio Investments, continued

March 31, 2006 (Unaudited)

Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Variable Insurance Funds (the “Trust”), specifically, the Fifth Third Quality Growth VIP Fund (“Quality Growth VIP Fund”), the Fifth Third Balanced VIP Fund (“Balanced VIP Fund”), the Fifth Third Mid Cap VIP Fund (“Mid Cap VIP Fund”) and the Fifth Third Disciplined Value VIP Fund (“Disciplined Value VIP Fund”) (individually a “Fund” and collectively the “Fifth Third Variable Insurance Funds” or “Funds”), in the preparation of their financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation—Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts (“ADR’s), are valued at the closing price on the exchange or system where the security is principally traded.  If there have been no sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the Nasdaq Official Closing Price (“NOCP”), if applicable. Investments for which there are no such quotations, or quotations which are not deemed to be reliable, are valued at fair value as determined in good faith by Fund management pursuant to guidelines established by the Board of Trustees.  Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees of the Trust.  Portfolio securities with a remaining maturity of 60 days or less are valued either at amortized cost or original cost plus accrued interest, which approximates value.  Investments in investment companies are valued at their respective net asset values as reported by such companies.

Securities Transactions—Securities transactions are accounted for on a trade date plus one business day basis which does not differ materially from a trade date basis.

Item 2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Variable Insurance Funds

By (Signature and Title)	/s/ Aaron J. Masek	Aaron J. Masek, Treasurer

Date	May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ R. Jeffrey Young	R. Jeffrey Young, President

Date	May 26, 2006

By (Signature and Title)	/s/ Aaron J. Masek	Aaron J. Masek, Treasurer

Date	May 26, 2006

Exhibit 99.CERT

CERTIFICATIONS

I, R. Jeffrey Young, certify that:

1.   I have reviewed this report on Form N-Q of the Variable Insurance Funds (the “registrant”);

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)   Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)  Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.   The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)   All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

May 26, 2006	/s/ R. Jeffrey Young
Date	R. Jeffrey Young
President

I, Aaron J. Masek, certify that:

1.   I have reviewed this report on Form N-Q of the Variable Insurance Funds (the “registrant”);

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)   Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)  Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.   The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)   All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

May 26, 2006	/s/ Aaron J. Masek
Date	Aaron J. Masek
Treasurer